Document And Entity Information	0 Months Ended
Sep. 19, 2013
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 19, 2013
Registrant Name	Advisors Inner Circle Fund
Central Index Key	0000878719
Amendment Flag	false
Document Creation Date	Sep. 19, 2013
Document Effective Date	Sep. 19, 2013
Prospectus Date	May 01, 2013